SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Mar. 31, 2023
SHARE-BASED PAYMENTS
Schedule of the options outstanding

March 31, 2023

		Range of	Weighted Average
	Options	Exercise Prices	Exercise Price
	#	$	$
Balance, April 1, 2022	6,056,540	0.50 – 8.25	3.49
Stock Option Plan – Granted	755,500	1.04 – 1.33	1.14
Stock Option Plan – Forfeited	(772,105)	0.50 – 7.74	4.61
Stock Option Plan – Exercised	(26,479)	0.50	0.50
Balance, August 10, 2022	6,013,456	0.50 – 8.25	3.14
Balance, August 10, 2022 following the consolidation of options	1,202,680	2.06 – 33.95	12.64
Stock Option Plan – Cancelled following the Arrangement	(500,982)	2.06 – 33.95	13.64
Balance, August 11, 2022	701,698	2.06 – 33.95	11.92
Options after the Arrangement
Stock Option Plan – Granted	903,215	0.93 – 8.23	2.02
Stock Option Plan – Forfeited	(51,667)	2.06 – 31.85	11.25
Stock Option Plan – Exercised	(2,229)	2.06	2.06
Balance, March 31, 2023	1,551,017	0.93 – 33.95	6.19

March 31, 2022

		Range of	Weighted Average
	Options	Exercise Prices	Exercise Price
	#	$	$
Balance, April 1, 2021	5,150,798	0.50 – 8.25	2.29
Stock Option Plan – Granted	2,071,286	1.65 – 7.74	6.08
Stock Option Plan – Forfeited	(743,378)	0.50 – 8.00	3.94
Stock Option Plan – Exercised	(422,166)	0.50 – 2.68	0.70
Balance, March 31, 2022	6,056,540	0.50 – 8.25	3.49

Schedule of weighted average of option model inputs and fair value for options granted

March 31, 2023

Grants following the Arrangement:

			Risk-free			Fair Value
Options	Share Price	Exercise Price	Interest Rate	Expected Life	Volatility Factor	per Option
#	$	$	%	(years)%		$
903,215	2.02	2.02	3.2	10	128	1.93

Grants before the Arrangement:

			Risk-free			Fair Value
Options	Share Price	Exercise Price	Interest Rate	Expected Life	Volatility Factor	per Option
#	$	$	%	(years)%		$
755,500	1.14	1.14	2.9	10	100	0.89

March 31, 2022

			Risk-free			Fair Value
Options	Share Price	Exercise Price	Interest Rate	Expected Life	Volatility Factor	per Option
#	$	$	%	(years)%		$
2,071,286	6.08	6.08	1.4	9	103	5.18

Schedule of outstanding and exercisable options held by directors, officers, employees and consultants

March 31, 2023

Range of		Remaining	Weighted Average	Vested	Weighted Average
Exercise Prices	Options	Contractual Life	Exercise Price	Options	Exercise Price
$	#	(years)	$	#	$
0.93 – 2.15	1,168,870	8.1	1.98	257,656	2.06
4.44 – 5.47	82,900	9.2	4.56	—	—
8.19 – 11.03	61,843	2.2	8.29	54,344	8.30
16.83 – 21.19	56,545	3.9	19.26	42,170	19.06
23.25 – 28.81	106,935	5.2	26.43	70,206	25.70
31.85 – 33.95	73,924	6.1	33.62	47,617	33.43
0.93 – 33.95	1,551,017	7.0	6.19	471,993	10.98

March 31, 2022

		Remaining
Range of		Contractual	Weighted Average	Vested	Weighted Average
Exercise Prices	Options	Life	Exercise Price	Options	Exercise Price
$	#	(years)	$	#	$
0.50	2,239,617	8.0	0.50	1,024,464	0.50
1.65 – 2.35	832,569	7.4	2.00	361,697	2.00
2.55 – 3.83	50,000	9.2	2.87	8,332	2.68
3.83 – 5.75	1,266,747	9.1	5.15	243,838	4.92
5.75 – 8.25	1,667,607	9.2	7.01	141,679	8.03
0.50 – 8.25	6,056,540	8.5	3.49	1,780,010	2.02

Schedule of stock-based compensation expense

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2023	March 31, 2022
Stock option compensation expense	$	$
Stock Option Plan	2,830,808	7,042,974
Jamaica Facility Shares	—	122,637
Stock-based compensation expense	2,830,808	7,165,611

Stock option compensation expense
General and administration	1,893,447	965,097
Research and development	262,976	555,664
Stock option expense related to Clinic Operations (Note 4)	674,385	5,644,850
Stock-based compensation expense	2,830,808	7,165,611